Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2026
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4 – FAIR VALUE OF FINANCIAL INSTRUMENTS

As of June 30, 2026 and December 31, 2025, the financial instruments of the Group consist of non-derivative assets and liabilities (primarily working capital items, deposits and loans). With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in the consolidated statement of financial position is generally close or identical to their carrying amount.